Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating Activities:
Net income (loss)	$ 49	$ (513)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	316	310
Other, net	(539)	194
Net cash used in operating activities	(174)	(9)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(467)	(381)
Net collections from retail receivables and related securitizations	204	314
Other, net	219	177
Net cash provided by (used in) investing activities	(44)	110
Financing Activities:
Net increase (decrease) in indebtedness	(947)	(1,264)
Dividends paid	(1)	(2)
Other, net		(49)
Net cash used in financing activities	(948)	(1,315)
Effect of foreign exchange rate changes on cash and cash equivalents	73	141
Decrease in cash and cash equivalents	(1,093)	(1,073)
Cash and cash equivalents, beginning of year	5,017	5,384
Cash and cash equivalents, end of period	3,924	4,311
CNH Industrial N.V. [Member]
Operating Activities:
Net income (loss)	46	(513)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3	3
Other, net	50	509
Net cash used in operating activities	99	(1)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(2)	(3)
Withdrawals from subsidiaries’ cash management pools	(42)	(26)
Other, net	(42)	(22)
Net cash provided by (used in) investing activities	(86)	(51)
Financing Activities:
Net increase (decrease) in indebtedness	(15)	55
Other, net		3
Net cash used in financing activities	(15)	58
Effect of foreign exchange rate changes on cash and cash equivalents	3	(8)
Decrease in cash and cash equivalents	1	(2)
Cash and cash equivalents, beginning of year	1	3
Cash and cash equivalents, end of period	2	1
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income (loss)	2	(12)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other, net	(55)	15
Net cash used in operating activities	(53)	3
Investing Activities:
Other, net	45	(44)
Net cash provided by (used in) investing activities	45	(44)
Financing Activities:
Net increase (decrease) in indebtedness	10	40
Other, net	(3)	1
Net cash used in financing activities	7	41
Effect of foreign exchange rate changes on cash and cash equivalents	1
Guarantor Subsidiaries [Member]
Operating Activities:
Net income (loss)	92	118
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	49	53
Other, net	(174)	(374)
Net cash used in operating activities	(33)	(203)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(14)	(18)
Withdrawals from subsidiaries’ cash management pools	478	1,331
Other, net	(462)	(866)
Net cash provided by (used in) investing activities	2	447
Financing Activities:
Net increase (decrease) in indebtedness		(263)
Other, net	(4)	3
Net cash used in financing activities	(4)	(260)
Effect of foreign exchange rate changes on cash and cash equivalents	22	5
Decrease in cash and cash equivalents	(13)	(11)
Cash and cash equivalents, beginning of year	170	144
Cash and cash equivalents, end of period	157	133
All Other Subsidiaries [Member]
Operating Activities:
Net income (loss)	120	(396)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	264	254
Other, net	(466)	417
Net cash used in operating activities	(82)	275
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(451)	(360)
Net collections from retail receivables and related securitizations	204	314
Other, net	(138)	(207)
Net cash provided by (used in) investing activities	(385)	(253)
Financing Activities:
Net increase (decrease) in indebtedness	(942)	(1,096)
Dividends paid	(106)	(85)
Other, net	371	(45)
Net cash used in financing activities	(677)	(1,226)
Effect of foreign exchange rate changes on cash and cash equivalents	63	144
Decrease in cash and cash equivalents	(1,081)	(1,060)
Cash and cash equivalents, beginning of year	4,846	5,237
Cash and cash equivalents, end of period	3,765	4,177
Eliminations [Member]
Operating Activities:
Net income (loss)	(211)	290
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Other, net	106	(373)
Net cash used in operating activities	(105)	(83)
Investing Activities:
Withdrawals from subsidiaries’ cash management pools	(436)	(1,305)
Other, net	816	1,316
Net cash provided by (used in) investing activities	380	11
Financing Activities:
Dividends paid	105	83
Other, net	(364)	(11)
Net cash used in financing activities	(259)	$ 72
Effect of foreign exchange rate changes on cash and cash equivalents	$ (16)